Impairment Charges - Additional Information (Detail)		3 Months Ended			9 Months Ended
	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($) $ / bbl	Mar. 31, 2020 CAD ($)	Sep. 30, 2019 CAD ($)	Sep. 30, 2020 CAD ($) $ / bbl	Sep. 30, 2019 CAD ($)
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Description of key assumptions in determining fair value less costs of disposal					The recoverable amounts (Level 3) of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal (“FVLCOD”). Key assumptions in the determination of future cash flows from reserves include crude oil, NGLs and natural gas prices, costs to develop and the discount rate. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates at March 31, 2020.
Discounted future cash flows, discount rate		10.00%			10.00%
Discounted future cash flows, inflation rate	2.00%		2.00%
Goodwill impairments					$ 0
Decline of natural gas price						15.00%
Exploration Expense		$ 25,000,000		$ 1,000,000	$ 32,000,000	$ 10,000,000
Refining Commodity Price Assumptions [Member] | 2035 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter		2.00%			2.00%
E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense					$ 32,000,000
Property, Plant and Equipment [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments					46,000,000
Bottom of Range [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Discounted future cash flows, discount rate	10.00%		10.00%
Top of Range [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Discounted future cash flows, discount rate	15.00%		15.00%
Oil Sands Segment [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense				$ 1,000,000	7,000,000	10,000,000
Oil Sands Segment [Member] | E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense					7,000,000
Conventional [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense		$ 25,000,000			25,000,000
Conventional [Member] | E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense					25,000,000
CGUs [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Reversal of impairment loss					0
CGUs [Member] | Deep Basin Segment [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments			$ 315,000,000
Railcar CGUs [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments	$ 3,000,000				0	$ 0
Borger Cash Generating Unit [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Recoverable amount		$ 692,000,000			692,000,000
Borger Cash Generating Unit [Member] | Refining and Marketing [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments					450,000,000
Wood River Cash Generating Units
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments					$ 0
WTI to West Texas Sour [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		36.36			36.36
WTI to West Texas Sour [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		49.66			49.66
WTI to West Texas Sour [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		50.84			50.84
WTI to West Texas Sour [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		58.74			58.74
WTI to West Texas Sour DIFFERENTIAL [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		0.37			0.37
WTI to West Texas Sour DIFFERENTIAL [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.21			1.21
WTI to West Texas Sour DIFFERENTIAL [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.73			1.73
WTI to West Texas Sour DIFFERENTIAL [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.81			1.81
Group 3 Forward Market Crack Spread [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		11.56			11.56
Group 3 Forward Market Crack Spread [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		11.79			11.79
Group 3 Forward Market Crack Spread [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		13.23			13.23
Group 3 Forward Market Crack Spread [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		16.58			16.58